File Nos. 33-37459 and 811-6200
As filed with the Securities and Exchange Commission on March 16, 2011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 93	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 97	☑

SCHWAB INVESTMENTS
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (zip code)
Registrant’s Telephone Number, including Area Code:
(800) 648-5300
Marie Chandoha
211 Main Street, San Francisco, California 94105
(Name and Address of Agent for Service)
Copies of communications to:

Douglas P. Dick, Esq.	John M. Loder, Esq.	Koji E. Felton, Esq.
Dechert LLP	Ropes & Gray LLP	Charles Schwab Investment
1775 I Street, NW	One International Place	Management, Inc.
Washington, DC 20006-2401	Boston, MA 02110-2624	211 Main Street
211MN-05-489
San Francisco, CA 94105
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date), pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date), pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date), pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 93 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 16th day of March, 2011.

SCHWAB INVESTMENTS
Registrant

Charles R. Schwab* Charles R. Schwab, Chairman and Trustee
     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 93 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 16th day of March, 2011.

Signature	Title

Charles R. Schwab* Charles R. Schwab	Chairman and Trustee

Walter W. Bettinger, II* Walter W. Bettinger, II	Trustee

Mariann Byerwalter* Mariann Byerwalter	Trustee

John F. Cogan* John F. Cogan	Trustee

William A. Hasler* William A. Hasler	Trustee

Gerald B. Smith* Gerald B. Smith	Trustee

David L. Mahoney* David L. Mahoney	Trustee

Joseph H. Wender* Joseph H. Wender	Trustee

Kiran M. Patel* Kiran M. Patel	Trustee

Marie Chandoha* Marie Chandoha	President and Chief Executive Officer

George Pereira* George Pereira	Treasurer and Principal Financial Officer

*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

EX 101.INS	XBRL Taxonomy Instance Document

EX 101.SCH	XBRL Taxonomy Schema Document

EX 101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX 101.DEF	XBRL Taxonomy Definition Linkbase Document

EX 101.LAB	XBRL Taxonomy Label Linkbase Document

EX 101.PRE	XBRL Taxonomy Presentation Linkbase Document